Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Impact Of Change In Statement Of Cash Flows Presentation To Prior Periods

	Year Ended December 31, 2010			Year Ended December 31, 2009
	As Previously Reported	As Adjusted	Impact	As Previously Reported	As Adjusted	Impact
Unrealized foreign currency losses, net	$—	$1,963	$1,963	$—	$2,282	$2,282
Changes in operating assets and liabilities, net of effects of acquisitions	11,840	12,246	406	19,535	21,639	2,104

Net cash provided by operating activities	185,309	187,678	2,369	153,286	157,672	4,386
Effect of exchange rate changes in cash and cash equivalents	910	(1,459)	(2,369)	(2,451)	(6,837)	(4,386)

Net impact to cash and cash equivalents			$—			$—

Schedule Of Tax Correction

	Increase (Decrease) to Income Statement Accounts				Increase (Decrease) to Balance Sheet Accounts
	Income Tax Provision		Other Income/ Expense	Net Income	Year ended		Cumulative
Year Ended	R&D Deduction Error	Interest & Penalties	Foreign Currency (Gain)Loss	Total	Income Taxes Payable	Deferred Tax Asset	Income Taxes Payable	Deferred Tax Asset	Retained Earnings
Cumulative 1999 through 2006	$3,284	$1,792	$1,080	$6,156	$6,677	$521	$6,677	$521	$6,156
2007	—	599	752	1,351	1,597	246	8,274	767	7,507
2008	—	538	(1,574)	(1,036)	(997)	39	7,277	806	6,471
2009	—	341	1,842	2,183	2,574	391	9,851	1,197	8,654
2010	989	479	1,377	2,845	3,240	395	13,091	1,592	11,499
2011	220	948	(52)	1,116	1,391	275	14,482	1,867	12,615

Total	$4,493	$4,697	$3,425	$12,615	$14,482	$1,867

Summary Of Tax Corrections To The Consolidated Financial Statements

Corrected Consolidated Balance Sheets:

	December 31, 2011			December 31, 2010
	As Previously Reported	As Corrected	Increase/ (Decrease)	As Previously Reported	As Corrected	Increase/ (Decrease)
Deferred income taxes, net - current	$19,780	$21,647	$1,867	$6,677	$8,269	$1,592
Total current assets	496,201	498,068	1,867	681,427	683,019	1,592
Total assets	1,697,651	1,699,518	1,867	1,635,584	1,637,176	1,592
Income taxes payable - current	—	14,482	14,482	—	13,091	13,091
Total current liabilities	591,101	605,583	14,482	417,939	431,030	13,091
Total liabilities	795,502	809,984	14,482	603,318	616,409	13,091
Retained earnings	345,672	333,057	(12,615)	301,697	290,198	(11,499)
Total Quest Software Inc. stockholders' equity	867,200	854,585	(12,615)	1,032,266	1,020,767	(11,499)
Total equity	880,149	867,534	(12,615)	1,032,266	1,020,767	(11,499)
Total liabilities and equity	1,697,651	1,699,518	1,867	1,635,584	1,637,176	1,592

Corrected Consolidated Income Statements:

	Year Ended December 31, 2011			Year Ended December 31, 2010			Year Ended December 31, 2009
	As Previously Reported	As Corrected	Increase/ (Decrease)	As Previously Reported	As Corrected	Increase/ (Decrease)	As Previously Reported	As Corrected	Increase/ (Decrease)
Other (expense) income, net	$(4,802)	$(4,750)	$(52)	$(5,657)	$(7,034)	$(1,377)	$2,549	$707	$(1,842)
Income before income tax provision	85,723	85,775	(52)	114,919	113,542	(1,377)	86,037	84,195	(1,842)
Income tax provision	33,657	34,825	1,168	16,352	17,820	1,468	15,678	16,019	341
Net income	52,066	50,950	(1,116)	98,567	95,722	(2,845)	70,359	68,176	(2,183)
Net income attributable to Quest Software, Inc.	43,975	42,859	(1,116)	98,567	95,722	(2,845)	70,359	68,176	(2,183)
Net income per share:
Basic	$0.50	$0.49	$(0.01)	$1.09	$1.06	$(0.03)	$0.77	$0.74	$(0.03)
Diluted	$0.49	$0.48	$(0.01)	$1.06	$1.03	$(0.03)	$0.75	$0.72	$(0.03)

Corrected Consolidated Statements of Cash Flows:

	Year Ended December 31, 2011			Year Ended December 31, 2010			Year Ended December 31, 2009
	As Previously Reported	As Corrected	Increase/ (Decrease)	As Adjusted (1)	As Corrected	Increase/ (Decrease)	As Adjusted (1)	As Corrected	Increase/ (Decrease)
Net income	$52,066	$50,950	$(1,116)	$98,567	$95,722	$(2,845)	$70,359	$68,176	$(2,183)
Unrealized foreign currency losses, net	4,217	4,165	(52)	1,963	3,340	1,377	2,282	4,124	1,842
Changes in operating assets and liabilities:
Deferred income taxes	4,426	4,145	(281)	6,286	6,081	(205)	2,376	2,229	(147)
Income taxes payable	24,169	25,618	1,449	(23,692)	(22,019)	1,673	(3,118)	(2,630)	488

Net cash provided by operating activities	195,035	195,035	$—	187,678	187,678	$—	157,672	157,672	$—

(1)	Refer to the above section "Impact of Change in Consolidated Statement of Cash Flows Presentation to Prior Periods".

Summary Of Other Assets

Asset Type	December 31
	2011	2010
Cost method investments	$46,072	$14,304
Income taxes receivable	828	2,092
Lease security deposits	3,223	2,678
Non-current restricted cash (1)	2,477	1,040
Other	3,027	1,729

Total Other Assets	$55,627	$21,843

(1)	As of December 31, 2011, this relates primarily to holdback arrangements designated in relation to certain acquired companies during the year. As of December 31, 2010, this is primarily cash restricted as a condition to certain non-US facility leases.

Property, Plant, And Equipment Estimated Useful Lives

Years
Building	30
Furniture and fixtures	7
Machinery and equipment	7
Computer equipment	3-5
Computer software	3-7

Reconciliation Of Denominator Of Net Income Per Share

	Year Ended December 31
	2011	2010	2009
Shares used in computing basic net income per share	87,104	90,411	91,926
Dilutive effect of stock options and restricted stock units (1)	1,888	2,871	2,140

Shares used in computing diluted net income per share	88,992	93,282	94,066

(1)	Options to purchase 6,741, 6,524 and 6,314 shares of common stock were outstanding during 2011, 2010 and 2009, respectively, but were not included in the computation of diluted net income per share as inclusion would have been anti-dilutive.